CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 125,282	$ 14,896	$ 5,071
Accounts receivable, net	67,984	47,333	16,489
Deferred tax assets	334	334	124
Prepaid expenses and other current assets	2,159	1,215	465
Total current assets	195,759	63,778	22,149
Property, equipment and software, net	20,941	10,939	4,941
Other assets	1,165	472	68
Total assets	217,865	75,189	27,158
Current Liabilities:
Accounts payable	34,088	17,482	6,988
Accrued and other current liabilities	15,707	6,186	1,787
Deferred revenue	451	187
Current portion of line of credit	11,853
Current portion of long-term debt	4,375	1,988	412
Total current liabilities	66,474	25,843	9,187
Line of credit-Less current portion		1,853	3,853
Long-term debt-Less current portion	10,625	3,125	114
Deferred rent-Less current portion	482	430	59
Deferred tax liabilities	334	334	124
Convertible preferred stock warrant liability		2,741	433
Total liabilities	77,915	34,326	13,770
Commitments and contingencies (Note 11)
Stockholders' Equity
Convertible preferred stock		60,617
Common stock, $0.001 par value-28,250,000, 35,850,100 and 1,000,000,000 authorized as of December 31, 2011 and 2012 and September 30, 2013, respectively; 7,927,771, 8,680,041 and 32,807,784 issued and outstanding as of December 31, 2011, and 2012 and September 30, 2013, respectively	33	8	7
Additional paid-in capital	182,332	3,865	364
Accumulated other comprehensive loss	(101)	(84)	(7)
Accumulated deficit	(42,314)	(23,543)	(13,200)
Total stockholders' equity	139,950	40,863	13,388
Total liabilities and stockholders' equity	217,865	75,189	27,158
Series A
Stockholders' Equity
Convertible preferred stock		9,788	9,788
Series B
Stockholders' Equity
Convertible preferred stock		9,935	9,935
Series C
Stockholders' Equity
Convertible preferred stock		6,501	6,501
Series C-1
Stockholders' Equity
Convertible preferred stock		$ 34,393